Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
C000129981
Account Value [Line Items]
Line Graph and Table Measure Name	The Covered Bridge Fund
Account Value	$ 9,475	$ 17,283	$ 14,817	$ 13,379	$ 14,481	$ 10,651	$ 12,343	$ 12,032	$ 11,066	$ 9,995	$ 8,800
C000129983
Account Value [Line Items]
Line Graph and Table Measure Name	The Covered Bridge Fund
Account Value	$ 10,000	18,701	15,988	14,408	15,560	11,422	13,193	12,826	11,767	10,600	9,320
CBOE S&P 500 BUYWRITE INDEX - BXM
Account Value [Line Items]
Line Graph and Table Measure Name	CBOE S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> BuyWrite Index
Account Value	$ 10,000	18,344	15,506	13,527	15,235	12,580	13,335	13,484	12,285	10,888	10,036
CBOE S&P 500 BUYWRITE INDEX - BXM
Account Value [Line Items]
Line Graph and Table Measure Name	CBOE S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> BuyWrite Index
Account Value	$ 10,000	$ 18,344	$ 15,506	$ 13,527	$ 15,235	$ 12,580	$ 13,335	$ 13,484	$ 12,285	$ 10,888	$ 10,036